                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements
                                  (Unaudited)

                                 June 30, 2001

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                    For the six months ended June 30, 2001

                                          Page
                                          ----
Financial Statements (Unaudited):
 Statements of Assets and Liabilities....  F-1
 Statements of Operations................  F-6
 Statements of Changes in Net Assets..... F-11
Notes to Financial Statements (Unaudited) F-16

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                  (Unaudited)

                                                                            GE Investments Funds, Inc.
                                    ---------------------------------------------------------------------------------------------
                                     S&P 500    Money    Total   International Real Estate Global    Mid-Cap              U.S.
                                      Index     Market   Return     Equity     Securities  Income  Value Equity Income   Equity
                                      Fund       Fund     Fund       Fund         Fund      Fund       Fund      Fund     Fund
                                    ---------- --------- ------- ------------- ----------- ------- ------------ ------- ---------
Assets
Investments in GE Investments
 Funds, Inc., at fair value
 (note 2):
  S&P 500 Index Fund
   (284,185 shares,
   cost -- $7,473,373)............. $6,536,245        --      --         --           --        --        --         --        --
  Money Market Fund
   (5,223,358 shares,
   cost -- $5,223,358).............         -- 5,223,358      --         --           --        --        --         --        --
  Total Return Fund (39,545
   shares, cost -- $619,936).......         --        -- 593,971         --           --        --        --         --        --
  International Equity Fund
   (32,409 shares,
   cost -- $364,374)...............         --        --      --    301,407           --        --        --         --        --
  Real Estate Securities Fund
   (10,444 shares,
   cost -- $143,012)...............         --        --      --         --      155,510        --        --         --        --
  Global Income Fund (20,864
   shares, cost -- $196,542).......         --        --      --         --           --   190,071        --         --        --
  Mid-Cap Value Equity Fund
   (28,423 shares,
   cost -- $456,701)...............         --        --      --         --           --        --   473,519         --        --
  Income Fund (66,957 shares,
   cost -- $818,423)...............         --        --      --         --           --        --        --    830,938        --
  U.S. Equity Fund (63,225 shares,
   cost -- $2,202,248).............         --        --      --         --           --        --        --         -- 2,131,319
  Premier Growth Equity Fund
   (21,888 shares,
   cost -- $1,669,943).............         --        --      --         --           --        --        --         --        --
Receivable from affiliate
 (note 3)..........................         --     2,672      --         --           --        --        --         --        --
Receivable for units sold..........      1,738        --      --         --           --        --       828         --    66,000
                                    ---------- --------- -------    -------      -------   -------   -------    ------- ---------
      Total assets.................  6,537,983 5,226,030 593,971    301,407      155,510   190,071   474,347    830,938 2,197,319
                                    ---------- --------- -------    -------      -------   -------   -------    ------- ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)................      3,193     2,016     271        127           64        89       219        323       875
                                    ---------- --------- -------    -------      -------   -------   -------    ------- ---------
      Total liabilities............      3,193     2,016     271        127           64        89       219        323       875
                                    ---------- --------- -------    -------      -------   -------   -------    ------- ---------
Net assets attributable to
 variable deferred annuity
 contractholders................... $6,534,790 5,224,014 593,700    301,280      155,446   189,982   474,128    830,615 2,196,444
                                    ========== ========= =======    =======      =======   =======   =======    ======= =========
Outstanding units..................    621,769   466,014  51,492     32,927       12,577    20,740    39,023     73,898   189,840
                                    ========== ========= =======    =======      =======   =======   =======    ======= =========
Net asset value per unit........... $    10.51     11.21   11.53       9.15        12.36      9.16     12.15      11.24     11.57
                                    ========== ========= =======    =======      =======   =======   =======    ======= =========


                                       Premier
                                    Growth Equity
                                        Fund
                                    -------------
Assets
Investments in GE Investments
 Funds, Inc., at fair value
 (note 2):
  S&P 500 Index Fund
   (284,185 shares,
   cost -- $7,473,373).............          --
  Money Market Fund
   (5,223,358 shares,
   cost -- $5,223,358).............          --
  Total Return Fund (39,545
   shares, cost -- $619,936).......          --
  International Equity Fund
   (32,409 shares,
   cost -- $364,374)...............          --
  Real Estate Securities Fund
   (10,444 shares,
   cost -- $143,012)...............          --
  Global Income Fund (20,864
   shares, cost -- $196,542).......          --
  Mid-Cap Value Equity Fund
   (28,423 shares,
   cost -- $456,701)...............          --
  Income Fund (66,957 shares,
   cost -- $818,423)...............          --
  U.S. Equity Fund (63,225 shares,
   cost -- $2,202,248).............          --
  Premier Growth Equity Fund
   (21,888 shares,
   cost -- $1,669,943).............   1,621,260
Receivable from affiliate
 (note 3)..........................          --
Receivable for units sold..........      66,000
                                      ---------
      Total assets.................   1,687,260
                                      ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)................         619
                                      ---------
      Total liabilities............         619
                                      ---------
Net assets attributable to
 variable deferred annuity
 contractholders...................   1,686,641
                                      =========
Outstanding units..................     184,534
                                      =========
Net asset value per unit...........        9.14
                                      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                       Variable Insurance
                                                     Variable Insurance Products Fund   Products Fund II
                                                     -------------------------------- --------------------
                                                       Equity-                          Asset
                                                       Income     Growth    Overseas   Manager  Contrafund
                                                      Portfolio  Portfolio  Portfolio Portfolio Portfolio
Assets                                               ----------  ---------  --------- --------- ----------
Investments in Variable Insurance Products Fund, at
 fair value (note 2):
  Equity-Income Portfolio (80,383 shares,
   cost -- $1,936,948).............................. $1,906,676         --        --        --         --
  Growth Portfolio (67,394 shares,
   cost -- $3,094,726)..............................         --  2,485,485        --        --         --
  Overseas Portfolio (36,151 shares,
   cost -- $740,972)................................         --         --   563,599        --         --
Investments in Variable Insurance Products Fund II,
 at fair value (note 2):
  Asset Manager Portfolio (22,562 shares,
   cost -- $364,565)................................         --         --        --   329,179         --
  Contrafund Portfolio (156,997 shares,
   cost -- $3,928,309)..............................         --         --        --        --  3,243,552
Investments in Variable Insurance Products Fund III,
 at fair value (note 2):
  Growth & Income Portfolio (88,281 shares,
   cost -- $1,318,539)..............................         --         --        --        --         --
  Growth Opportunities Portfolio (51,608 shares,
   cost -- $1,030,066)..............................         --         --        --        --         --
Recievable for units sold...........................         --      1,773        --        --         --
                                                     ----------  ---------   -------   -------  ---------
      Total assets..................................  1,906,676  2,487,258   563,599   329,179  3,243,552
                                                     ----------  ---------   -------   -------  ---------

Liabilities
Accrued expenses payable to affiliate (note 3)......        864      1,254       290       172      1,624
Payable for units withdrawn.........................          6         --        --        --          6
                                                     ----------  ---------   -------   -------  ---------
      Total liabilities.............................        870      1,254       290       172      1,630
                                                     ----------  ---------   -------   -------  ---------
Net assets attributable to variable deferred annuity
 contractholders.................................... $1,905,806  2,486,004   563,309   329,007  3,241,922
                                                     ==========  =========   =======   =======  =========
Outstanding units...................................    171,078    208,732    59,736    31,850    297,424
                                                     ==========  =========   =======   =======  =========
Net asset value per unit............................ $    11.14      11.91      9.43     10.33      10.90
                                                     ==========  =========   =======   =======  =========

                                                       Variable Insurance
                                                        Products Fund III
                                                     -----------------------
                                                     Growth &     Growth
                                                      Income   Opportunities
                                                     Portfolio   Portfolio
Assets                                               --------- -------------
Investments in Variable Insurance Products Fund, at
 fair value (note 2):
  Equity-Income Portfolio (80,383 shares,
   cost -- $1,936,948)..............................        --         --
  Growth Portfolio (67,394 shares,
   cost -- $3,094,726)..............................        --         --
  Overseas Portfolio (36,151 shares,
   cost -- $740,972)................................        --         --
Investments in Variable Insurance Products Fund II,
 at fair value (note 2):
  Asset Manager Portfolio (22,562 shares,
   cost -- $364,565)................................        --         --
  Contrafund Portfolio (156,997 shares,
   cost -- $3,928,309)..............................        --         --
Investments in Variable Insurance Products Fund III,
 at fair value (note 2):
  Growth & Income Portfolio (88,281 shares,
   cost -- $1,318,539).............................. 1,205,035         --
  Growth Opportunities Portfolio (51,608 shares,
   cost -- $1,030,066)..............................        --    832,435
Recievable for units sold...........................        --        402
                                                     ---------    -------
      Total assets.................................. 1,205,035    832,837
                                                     ---------    -------

Liabilities
Accrued expenses payable to affiliate (note 3)......       556        411
Payable for units withdrawn.........................        --         --
                                                     ---------    -------
      Total liabilities.............................       556        411
                                                     ---------    -------
Net assets attributable to variable deferred annuity
 contractholders.................................... 1,204,479    832,426
                                                     =========    =======
Outstanding units...................................   115,482     99,692
                                                     =========    =======
Net asset value per unit............................     10.43       8.35
                                                     =========    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                      Oppenheimer Variable Account Funds            Federated Insurance Series
                                             ----------------------------------------------------- ----------------------------
                                              High              Aggressive   Capital     Multiple  American    High
                                             Income     Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                                             Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                                             -------- --------- ---------- ------------ ---------- -------- ----------- -------
Assets
Investments in Oppenheimer Variable
 Account Funds, at fair value (note 2):
  High Income Fund/VA (90,053 shares,
   cost -- $850,085)........................ $769,051        --        --          --         --        --         --        --
  Bond Fund/VA (117,826 shares,
   cost -- $1,307,690)......................       -- 1,291,371        --          --         --        --         --        --
  Aggressive Growth Fund/VA (29,478
   shares, cost -- $2,333,780)..............       --        -- 1,274,922          --         --        --         --        --
  Capital Appreciation Fund/VA (36,831
   shares, cost -- $1,719,465)                     --        --        --   1,465,879         --        --         --        --
  Multiple Strategies Fund/VA (46,032
   shares, cost -- $745,749)................       --        --        --          --    730,531        --         --        --
Investments in Federated Insurance Series,
 at fair value (note 2):
  American Leaders Fund II (44,502 shares,
   cost -- $888,089)........................       --        --        --          --         --   898,490         --        --
  High Income Bond Fund II (38,997 shares,
   cost -- $363,856)........................       --        --        --          --         --        --    300,668        --
  Utility Fund II (39,543 shares,
   cost -- $549,185)........................       --        --        --          --         --        --         --   565,923
Receivable for units sold...................      396        --        --          --      1,361        --         --        --
                                             -------- --------- ---------   ---------    -------   -------    -------   -------
      Total assets..........................  769,447 1,291,371 1,274,922   1,465,879    731,892   898,490    300,668   565,923
                                             -------- --------- ---------   ---------    -------   -------    -------   -------
Liabilities
Accrued expenses payable to affiliate
 (note 3)...................................      326       602       696         675        272       399        153       260
Payable for units withdrawn.................       --        --        --          13         --        --         --        --
                                             -------- --------- ---------   ---------    -------   -------    -------   -------
      Total liabilities.....................      326       602       696         688        272       399        153       260
                                             -------- --------- ---------   ---------    -------   -------    -------   -------
Net assets attributable to variable deferred
 annuity contractholders.................... $769,121 1,290,769 1,274,226   1,465,191    731,620   898,091    300,515   565,663
                                             ======== ========= =========   =========    =======   =======    =======   =======
Outstanding units...........................   82,524   119,075   112,664     107,814     60,867    81,055     34,149    61,021
                                             ======== ========= =========   =========    =======   =======    =======   =======
Net asset value per unit.................... $   9.32     10.84     11.31       13.59      12.02     11.08       8.80      9.27
                                             ======== ========= =========   =========    =======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                   Janus Aspen Series
                                                     -----------------------------------------------------------------
                                                                Aggressive           Worldwide Flexible  International
                                                     Balanced     Growth    Growth    Growth    Income      Growth
                                                     Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio
                                                     ---------- ---------- --------- --------- --------- -------------
Assets
Investments in Janus Aspen Series, at fair value
 (note 2):
  Balanced Portfolio (237,663 shares,
   cost -- $6,128,386).............................. $5,513,667        --         --        --       --           --
  Aggressive Growth Portfolio (171,757 shares,
   cost -- $8,680,715)..............................         -- 4,582,481         --        --       --           --
  Growth Portfolio (162,222 shares,
   cost -- $5,025,609)..............................         --        --  3,789,501        --       --           --
  Worldwide Growth Portfolio (112,634 shares,
   cost -- $4,876,318)..............................         --        --         -- 3,595,288       --           --
  Flexible Income Portfolio (17,110 shares,
   cost -- $199,341)................................         --        --         --        --  195,912           --
  International Growth Portfolio (81,255 shares,
   cost -- $2,970,403)..............................         --        --         --        --       --    2,109,369
  Capital Appreciation Portfolio (229,852 shares,
   cost -- $6,823,893)..............................         --        --         --        --       --           --
Receivable for units sold...........................         --       386        475       868       --           --
                                                     ---------- ---------  --------- ---------  -------    ---------
      Total assets..................................  5,513,667 4,582,867  3,789,976 3,596,156  195,912    2,109,369
                                                     ---------- ---------  --------- ---------  -------    ---------
Liabilities
Accrued expenses payable to affiliate (note 3)......      2,934     2,738      1,955     1,927       93        1,023
                                                     ---------- ---------  --------- ---------  -------    ---------
      Total liabilities.............................      2,934     2,738      1,955     1,927       93        1,023
                                                     ---------- ---------  --------- ---------  -------    ---------
Net assets attributable to variable deferred annuity
 contractholders.................................... $5,510,733 4,580,129  3,788,021 3,594,229  195,819    2,108,346
                                                     ========== =========  ========= =========  =======    =========
Outstanding units...................................    426,197   364,080    323,210   312,814   17,867      181,285
                                                     ========== =========  ========= =========  =======    =========
Net asset value per unit............................ $    12.93     12.58      11.72     11.49    10.96        11.63
                                                     ========== =========  ========= =========  =======    =========


                                                       Capital
                                                     Appreciation
                                                      Portfolio
                                                     ------------
Assets
Investments in Janus Aspen Series, at fair value
 (note 2):
  Balanced Portfolio (237,663 shares,
   cost -- $6,128,386)..............................         --
  Aggressive Growth Portfolio (171,757 shares,
   cost -- $8,680,715)..............................         --
  Growth Portfolio (162,222 shares,
   cost -- $5,025,609)..............................         --
  Worldwide Growth Portfolio (112,634 shares,
   cost -- $4,876,318)..............................         --
  Flexible Income Portfolio (17,110 shares,
   cost -- $199,341)................................         --
  International Growth Portfolio (81,255 shares,
   cost -- $2,970,403)..............................         --
  Capital Appreciation Portfolio (229,852 shares,
   cost -- $6,823,893)..............................  5,284,301
Receivable for units sold...........................        846
                                                      ---------
      Total assets..................................  5,285,147
                                                      ---------
Liabilities
Accrued expenses payable to affiliate (note 3)......      2,839
                                                      ---------
      Total liabilities.............................      2,839
                                                      ---------
Net assets attributable to variable deferred annuity
 contractholders....................................  5,282,308
                                                      =========
Outstanding units...................................    403,538
                                                      =========
Net asset value per unit............................      13.09
                                                      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                          Goldman Sachs
                                                                     PBHG Insurance     Variable Insurance
                                            Alger American Fund     Series Fund, Inc.         Trust
                                          ------------------------ ------------------- --------------------
                                                                     PBHG
                                              Small      LargeCap  Large Cap   PBHG    Growth and  Mid Cap
                                          Capitalization  Growth    Growth   Growth II   Income     Value
                                            Portfolio    Portfolio Portfolio Portfolio    Fund      Fund
                                          -------------- --------- --------- --------- ---------- ---------
Assets
Investments in Alger American Fund, at
 fair value (note 2):
  Small Capitalization Portfolio (38,403
   shares, cost -- $1,335,329)...........    $908,556           --        --       --        --          --
  LargeCap Growth Portfolio (22,831
   shares, cost -- $1,330,442)...........          --    1,247,400        --       --        --          --
Investments in PBHG Insurance Series
 Fund, Inc., at fair value (note 2):
  PBHG Large Cap Growth Portfolio
   (46,874 shares, cost -- $1,336,990)...          --           -- 1,055,410       --        --          --
  PBHG Growth II Portfolio (51,207
   shares, cost -- $1,340,197)...........          --           --        --  769,284        --          --
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (34,395
   shares, cost -- $372,653).............          --           --        --       --   372,606          --
  Mid Cap Value Fund (86,623 shares,
   cost -- $784,376).....................          --           --        --       --        --   1,224,786
Investments in Salomon Brothers
 Variable Series Fund Inc.,
 at fair value (note 2):
  Strategic Bond Fund (789 shares,
   cost -- $7,918).......................          --           --        --       --        --          --
  Investors Fund (19,452 shares,
   cost -- $263,187).....................          --           --        --       --        --          --
  Total Return Fund (8,480 shares,
   cost -- $89,990)......................          --           --        --       --        --          --
                                             --------    --------- ---------  -------   -------   ---------
      Total assets.......................     908,556    1,247,400 1,055,410  769,284   372,606   1,224,786
                                             --------    --------- ---------  -------   -------   ---------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................         483          638       475      400       172         544
Payable for units withdrawn..............          --            5        --       --        --          --
                                             --------    --------- ---------  -------   -------   ---------
      Total liabilities..................         483          643       475      400       172         544
                                             --------    --------- ---------  -------   -------   ---------
Net assets attributable to variable
 deferred annuity contractholders........    $908,073    1,246,757 1,054,935  768,884   372,434   1,224,242
                                             ========    ========= =========  =======   =======   =========
Outstanding units........................     110,471      107,572    76,114   64,994    42,759      94,245
                                             ========    ========= =========  =======   =======   =========
Net asset value per unit.................    $   8.22        11.59     13.86    11.83      8.71       12.99
                                             ========    ========= =========  =======   =======   =========

                                          Salomon Brothers Variable
                                              Series Funds Inc.
                                          --------------------------

                                          Strategic           Total
                                            Bond    Investors Return
                                            Fund      Fund     Fund
                                          --------- --------- ------
Assets
Investments in Alger American Fund, at
 fair value (note 2):
  Small Capitalization Portfolio (38,403
   shares, cost -- $1,335,329)...........      --         --      --
  LargeCap Growth Portfolio (22,831
   shares, cost -- $1,330,442)...........      --         --      --
Investments in PBHG Insurance Series
 Fund, Inc., at fair value (note 2):
  PBHG Large Cap Growth Portfolio
   (46,874 shares, cost -- $1,336,990)...      --         --      --
  PBHG Growth II Portfolio (51,207
   shares, cost -- $1,340,197)...........      --         --      --
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (34,395
   shares, cost -- $372,653).............      --         --      --
  Mid Cap Value Fund (86,623 shares,
   cost -- $784,376).....................      --         --      --
Investments in Salomon Brothers
 Variable Series Fund Inc.,
 at fair value (note 2):
  Strategic Bond Fund (789 shares,
   cost -- $7,918).......................  67,706         --      --
  Investors Fund (19,452 shares,
   cost -- $263,187).....................      --    259,881      --
  Total Return Fund (8,480 shares,
   cost -- $89,990)......................      --         --  89,300
                                           ------    -------  ------
      Total assets.......................  67,706    259,881  89,300
                                           ------    -------  ------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................      22        101      35
Payable for units withdrawn..............      --         --      --
                                           ------    -------  ------
      Total liabilities..................      22        101      35
                                           ------    -------  ------
Net assets attributable to variable
 deferred annuity contractholders........  67,684    259,780  89,265
                                           ======    =======  ======
Outstanding units........................   6,250     22,128   8,429
                                           ======    =======  ======
Net asset value per unit.................   10.83      11.74   10.59
                                           ======    =======  ======

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                             GE Investments Funds, Inc.
                                           -------------------------------------------------------------------------------------
                                                                                        Real            Mid-Cap
                                            S&P 500   Money   Total    International   Estate   Global   Value           U.S.
                                             Index    Market  Return      Equity     Securities Income  Equity  Income  Equity
                                             Fund      Fund    Fund        Fund         Fund     Fund    Fund    Fund    Fund
                                           ---------  ------- -------  ------------- ---------- ------  ------- ------  -------
Investment income:
  Income -- Ordinary dividends............ $      --  130,816      --          --          --       --      --      --       --
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (Note 3)...............................    43,936   37,706   3,330       1,554         918    1,031   2,848   3,653    9,288
                                           ---------  ------- -------     -------      ------   ------  ------  ------  -------
Net investment income (expense)...........   (43,936)  93,110  (3,330)     (1,554)       (918)  (1,031) (2,848) (3,653)  (9,288)
                                           ---------  ------- -------     -------      ------   ------  ------  ------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................  (131,059)      --    (598)     (1,369)      1,655      194   6,035   1,330   (3,445)
  Unrealized appreciation (depreciation)..  (331,864)      -- (15,560)    (31,194)      9,347   (6,791)  1,724  12,458  (38,617)
                                           ---------  ------- -------     -------      ------   ------  ------  ------  -------
Net realized and unrealized gain (loss) on
 investments..............................  (462,923)      -- (16,158)    (32,563)     11,002   (6,597)  7,759  13,788  (42,062)
                                           ---------  ------- -------     -------      ------   ------  ------  ------  -------
Increase (decrease) in net assets from
 operations............................... $(506,859)  93,110 (19,488)    (34,117)     10,084   (7,628)  4,911  10,135  (51,350)
                                           =========  ======= =======     =======      ======   ======  ======  ======  =======


                                           Premier
                                           Growth
                                           Equity
                                            Fund
                                           -------
Investment income:
  Income -- Ordinary dividends............      --
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (Note 3)...............................   6,601
                                           -------
Net investment income (expense)...........  (6,601)
                                           -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................  (6,532)
  Unrealized appreciation (depreciation).. (31,975)
                                           -------
Net realized and unrealized gain (loss) on
 investments.............................. (38,507)
                                           -------
Increase (decrease) in net assets from
 operations............................... (45,108)
                                           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                                           Variable Insurance
                                                        Variable Insurance Products Fund    Products Fund II
                                                        --------------------------------  -------------------
                                                          Equity-                           Asset
                                                          Income       Growth   Overseas   Manager  Contrafund
                                                         Portfolio    Portfolio Portfolio Portfolio Portfolio
                                                        ------------  --------- --------- --------- ----------
Investment income:
Income -- Ordinary dividends........................... $     20,281     1,662    22,838    10,626     24,331
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)................       10,622    16,505     3,791     2,042     22,349
                                                        ------------  --------  --------   -------   --------
Net investment income (expense)........................        9,659   (14,843)   19,047     8,584      1,982
                                                        ------------  --------  --------   -------   --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................       (1,181)  (86,266)  (16,258)   (1,689)   (34,632)
  Unrealized appreciation (depreciation)...............      (74,747) (311,951) (106,967)  (21,812)  (411,614)
  Capital gain distributions...........................       56,980   156,196    36,099     3,985     85,875
                                                        ------------  --------  --------   -------   --------
Net realized and unrealized gain (loss) on investments.      (18,948) (242,021)  (87,126)  (19,516)  (360,371)
                                                        ------------  --------  --------   -------   --------
Increase (decrease) in net assets from operations...... $     (9,289) (256,864)  (68,079)  (10,932)  (358,389)
                                                        ============  ========  ========   =======   ========

                                                          Variable Insurance
                                                           Products Fund III
                                                        ----------------------
                                                        Growth &     Growth
                                                         Income   Opportunities
                                                        Portfolio   Portfolio
                                                        --------- -------------
Investment income:
Income -- Ordinary dividends...........................   11,649       2,652
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)................    7,488       5,296
                                                         -------     -------
Net investment income (expense)........................    4,161      (2,644)
                                                         -------     -------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................  (11,110)    (11,180)
  Unrealized appreciation (depreciation)...............  (92,706)    (57,667)
  Capital gain distributions...........................   37,400          --
                                                         -------     -------
Net realized and unrealized gain (loss) on investments.  (66,416)    (68,847)
                                                         -------     -------
Increase (decrease) in net assets from operations......  (62,255)    (71,491)
                                                         =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                           Oppenheimer Variable Account Funds
                                                  -----------------------------------------------------
                                                    High             Aggressive   Capital     Multiple
                                                   Income     Bond     Growth   Appreciation Strategies
                                                   Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA
                                                  --------- -------- ---------- ------------ ----------
Investment income:
  Income -- Ordinary dividends................... $ 50,836   85,081     12,500       7,769     15,672
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)..........    3,852    7,757      9,688       9,087      3,156
                                                  --------  -------   --------    --------    -------
Net investment income (expense)..................   46,984   77,324      2,812      (1,318)    12,516
                                                  --------  -------   --------    --------    -------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).......................   (2,567)     758   (105,299)    (20,697)    (3,168)
  Unrealized appreciation (depreciation).........  (46,865) (29,734)  (558,223)   (179,099)   (12,359)
  Capital gain distributions.....................       --       --    195,038     116,589     20,933
                                                  --------  -------   --------    --------    -------
Net realized and unrealized gain (loss)
 on investments..................................  (49,432) (28,976)  (468,484)    (83,207)     5,406
                                                  --------  -------   --------    --------    -------
Increase (decrease) in net assets from operations $ (2,448)  48,348   (465,672)    (84,525)    17,922
                                                  ========  =======   ========    ========    =======

                                                   Federated Insurance Series
                                                  -----------------------------
                                                  American    High
                                                  Leaders  Income Bond Utility
                                                  Fund II    Fund II   Fund II
                                                  -------- ----------- --------
Investment income:
  Income -- Ordinary dividends...................  11,190     30,136    17,186
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)..........   5,923      2,130     3,728
                                                  -------    -------   -------
Net investment income (expense)..................   5,267     28,006    13,458
                                                  -------    -------   -------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).......................     311     (4,172)   (2,690)
  Unrealized appreciation (depreciation)......... (11,566)   (22,167)  (44,010)
  Capital gain distributions.....................   4,877         --        --
                                                  -------    -------   -------
Net realized and unrealized gain (loss)
 on investments..................................  (6,378)   (26,339)  (46,700)
                                                  -------    -------   -------
Increase (decrease) in net assets from operations  (1,111)     1,667   (33,242)
                                                  =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                                      Janus Aspen Series
                                                        ------------------------------------------------------------------
                                                                   Aggressive            Worldwide Flexible  International
                                                        Balanced     Growth     Growth    Growth    Income      Growth
                                                        Portfolio  Portfolio   Portfolio Portfolio Portfolio   Portfolio
                                                        ---------  ----------  --------- --------- --------- -------------
Investment income:
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)................ $  40,121      35,651    27,267    26,875    1,037       16,002
                                                        ---------  ----------  --------  --------   ------     --------
Net investment income (expense)........................   (40,121)    (35,651)  (27,267)  (26,875)  (1,037)     (16,002)
                                                        ---------  ----------  --------  --------   ------     --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................  (101,692)   (522,762) (123,393) (175,988)     365     (108,871)
  Unrealized appreciation (depreciation)...............  (177,195) (1,135,465) (382,702) (401,450)  (2,676)    (304,374)
  Capital gain distributions...........................    70,404          --     8,668     7,865    5,490       13,718
                                                        ---------  ----------  --------  --------   ------     --------
Net realized and unrealized gain (loss)
 on investments........................................  (208,483) (1,658,227) (497,427) (569,573)   3,179     (399,527)
                                                        ---------  ----------  --------  --------   ------     --------
Increase (decrease) in net assets from operations...... $(248,604) (1,693,878) (524,694) (596,448)   2,142     (415,529)
                                                        =========  ==========  ========  ========   ======     ========


                                                          Capital
                                                        Appreciation
                                                         Portfolio
                                                        ------------
Investment income:
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)................     40,025
                                                          --------
Net investment income (expense)........................    (40,025)
                                                          --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................   (150,407)
  Unrealized appreciation (depreciation)...............   (740,171)
  Capital gain distributions...........................     41,045
                                                          --------
Net realized and unrealized gain (loss)
 on investments........................................   (849,533)
                                                          --------
Increase (decrease) in net assets from operations......   (889,558)
                                                          ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                  PBHG Insurance       Goldman Sachs
                                                                      Series        Variable Insurance
                                         Alger American Fund        Fund, Inc.             Trust
                                       -----------------------  ------------------  ------------------
                                                                  PBHG      PBHG     Growth
                                           Small      LargeCap  Large Cap  Growth     and     Mid Cap
                                       Capitalization  Growth    Growth      II      Income    Value
                                         Portfolio    Portfolio Portfolio Portfolio   Fund     Fund
                                       -------------- --------- --------- --------- --------  --------
Investment income:
  Income -- Ordinary dividends........   $     439       2,802        --        --        --        --
  Expense -- Mortality and expense
   risk charges and administrative
   expenses (note 3)..................       6,139       8,284     7,504     5,585     2,468     7,334
                                         ---------    --------  --------  --------  --------  --------
Net investment income (expense).......      (5,700)     (5,482)   (7,504)   (5,585)   (2,468)   (7,334)
                                         ---------    --------  --------  --------  --------  --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)............     (71,217)    (11,044)  (32,486)  (30,067)   (5,105)   26,123
  Unrealized appreciation
   (depreciation).....................    (135,503)   (204,340) (177,603) (246,323)  (17,445)   57,691
  Capital gain distributions..........          --     151,941        --        --        --        --
                                         ---------    --------  --------  --------  --------  --------
Net realized and unrealized gain
 (loss) on investments................    (206,720)    (63,443) (210,089) (276,390)  (22,550)   83,814
                                         ---------    --------  --------  --------  --------  --------
Increase (decrease) in net assets from
 operations...........................   $(212,420)    (68,925) (217,593) (281,975)  (25,018)   76,480
                                         =========    ========  ========  ========  ========  ========

                                        Salomon Brothers Variable
                                            Series Fund Inc.
                                       --------------------------

                                       Strategic           Total
                                         Bond    Investors Return
                                         Fund      Fund     Fund
                                       --------- --------- ------
Investment income:
  Income -- Ordinary dividends........     --         --       --
  Expense -- Mortality and expense
   risk charges and administrative
   expenses (note 3)..................    181      1,304      583
                                         ----     ------   ------
Net investment income (expense).......   (181)    (1,304)    (583)
                                         ----     ------   ------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)............     --     (2,604)      10
  Unrealized appreciation
   (depreciation).....................    262     (2,971)  (1,012)
  Capital gain distributions..........     --      2,984       --
                                         ----     ------   ------
Net realized and unrealized gain
 (loss) on investments................    262     (2,591)  (1,002)
                                         ----     ------   ------
Increase (decrease) in net assets from
 operations...........................     81     (3,895)  (1,585)
                                         ====     ======   ======

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                               GE Investments Funds, Inc.
                                       ------------------------------------------------------------------------------------
                                                                                                          Mid-Cap
                                        S&P 500     Money     Total                  Real Estate Global    Value
                                         Index      Market    Return   International Securities  Income   Equity   Income
                                         Fund        Fund      Fund     Equity Fund     Fund      Fund     Fund     Fund
                                       ----------  ---------  -------  ------------- ----------- -------  -------  -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..... $  (43,936)    93,110   (3,330)     (1,554)        (918)   (1,031)  (2,848)  (3,653)
  Net realized gain (loss)............   (131,059)        --     (598)     (1,369)       1,655       194    6,035    1,330
  Unrealized appreciation
   (depreciation) on investments......   (331,864)        --  (15,560)    (31,194)       9,347    (6,791)   1,724   12,458
                                       ----------  ---------  -------     -------      -------   -------  -------  -------
   Increase (decrease) in net assets
    from operations...................   (506,859)    93,110  (19,488)    (34,117)      10,084    (7,628)   4,911   10,135
                                       ----------  ---------  -------     -------      -------   -------  -------  -------
From capital transactions:
  Net premiums........................    552,740  1,145,253  114,365     150,505       45,839    58,825  116,794  155,325
  Transfers (to) from the general
   account of GE Capital Life:
   Death Benefits.....................     (8,685)   (48,669)      --          --           --    (5,251)      --       --
   Surrenders.........................   (179,043)   (79,272)  (2,635)     (1,360)        (714)     (641)  (3,158)  (7,758)
   Administrative expenses (note 3)...     (2,007)      (381)    (160)        (27)         (15)      (22)    (102)     (63)
   Transfer gain (loss) and transfer
    fees (note 3).....................      1,146     (1,868)     (26)        (20)         (23)       76   (1,242)     (10)
  Transfers (to) from the Guarantee
   Account............................    744,317   (937,982)  69,508      12,882        7,402    10,108   38,490   38,810
  Interfund transfers.................   (308,912)   590,917   46,996      14,683       17,423    13,400  (64,863) 259,657
                                       ----------  ---------  -------     -------      -------   -------  -------  -------
   Increase (decrease) in net assets
    from capital transactions.........    799,556    667,998  228,048     176,663       69,912    76,495   85,919  445,961
                                       ----------  ---------  -------     -------      -------   -------  -------  -------
Increase (decrease) in net assets.....    292,697    761,108  208,560     142,546       79,996    68,867   90,830  456,096
Net assets at beginning of year.......  6,242,093  4,462,906  385,140     158,734       75,450   121,115  383,298  374,519
                                       ----------  ---------  -------     -------      -------   -------  -------  -------
Net assets at end of period........... $6,534,790  5,224,014  593,700     301,280      155,446   189,982  474,128  830,615
                                       ==========  =========  =======     =======      =======   =======  =======  =======


                                                   Premier
                                         U.S.      Growth
                                        Equity     Equity
                                         Fund       Fund
                                       ---------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).....    (9,288)    (6,601)
  Net realized gain (loss)............    (3,445)    (6,532)
  Unrealized appreciation
   (depreciation) on investments......   (38,617)   (31,975)
                                       ---------  ---------
   Increase (decrease) in net assets
    from operations...................   (51,350)   (45,108)
                                       ---------  ---------
From capital transactions:
  Net premiums........................ 1,537,399  1,453,843
  Transfers (to) from the general
   account of GE Capital Life:
   Death Benefits.....................        --         --
   Surrenders.........................   (13,330)    (9,899)
   Administrative expenses (note 3)...       (90)        (4)
   Transfer gain (loss) and transfer
    fees (note 3).....................       331         58
  Transfers (to) from the Guarantee
   Account............................    64,011     21,569
  Interfund transfers.................   (22,369)    (8,440)
                                       ---------  ---------
   Increase (decrease) in net assets
    from capital transactions......... 1,565,952  1,457,127
                                       ---------  ---------
Increase (decrease) in net assets..... 1,514,602  1,412,019
Net assets at beginning of year.......   681,842    274,622
                                       ---------  ---------
Net assets at end of period........... 2,196,444  1,686,641
                                       =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                 Oppenheimer Variable Account Funds              Federated Insurance Series
                                       ------------------------------------------------------  -----------------------------
                                        High                Aggressive   Capital     Multiple  American
                                       Income      Bond       Growth   Appreciation Strategies Leaders  High Income  Utility
                                       Fund/VA    Fund/VA    Fund/VA     Fund/VA     Fund/VA   Fund II  Bond Fund II Fund II
                                       --------  ---------  ---------- ------------ ---------- -------- ------------ -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..... $ 46,984     77,324      2,812      (1,318)    12,516     5,267     28,006     13,458
  Net realized gain (loss)............   (2,567)       758   (105,299)    (20,697)    (3,168)      311     (4,172)    (2,690)
  Unrealized appreciation
   (depreciation) on investments......  (46,865)   (29,734)  (558,223)   (179,099)   (12,359)  (11,566)   (22,167)   (44,010)
  Capital gain distributions..........       --         --    195,038     116,589     20,933     4,877         --         --
                                       --------  ---------  ---------   ---------    -------   -------    -------    -------
   Increase (decrease) in net assets
    from operations...................   (2,448)    48,348   (465,672)    (84,525)    17,922    (1,111)     1,667    (33,242)
                                       --------  ---------  ---------   ---------    -------   -------    -------    -------
From capital transactions:
  Net premiums........................   52,648     85,957    159,684     378,284    116,741    21,352     20,000     47,280
  Transfers (to) from the general
   account of GE Capital Life:
   Death Benefits.....................  (11,964)    (7,511)    (6,088)     (9,307)    (2,862)       --         --     (5,019)
   Surrenders.........................   (6,512)   (76,410)   (27,069)    (14,007)   (16,347)   (3,547)   (12,100)    (2,669)
   Administrative expenses
    (note 3)..........................      (69)      (106)      (491)       (478)       (58)     (313)       (39)       (94)
   Transfer gain (loss) and transfer
    fees (note 3).....................      337       (131)     2,931      (2,690)        23      (976)        (8)      (836)
  Transfers (to) from the Guarantee
   Account............................   79,652     78,827     70,881     174,645    145,062    56,391      7,525     66,601
  Interfund transfers.................  243,155    145,115    (51,821)    (47,990)   153,160    22,404     (9,350)     1,939
                                       --------  ---------  ---------   ---------    -------   -------    -------    -------
   Increase (decrease) in net assets
    from capital transactions.........  357,247    225,741    148,027     478,457    395,719    95,311      6,028    107,202
                                       --------  ---------  ---------   ---------    -------   -------    -------    -------
Increase (decrease) in net assets.....  354,799    274,089   (317,645)    393,932    413,641    94,200      7,695     73,960
Net assets at beginning of year.......  414,322  1,016,680  1,591,871   1,071,259    317,979   803,891    292,820    491,703
                                       --------  ---------  ---------   ---------    -------   -------    -------    -------
Net assets at end of period........... $769,121  1,290,769  1,274,226   1,465,191    731,620   898,091    300,515    565,663
                                       ========  =========  =========   =========    =======   =======    =======    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)


                                                                                         Variable Insurance
                                                      Variable Insurance Products Fund    Products Fund II
                                                     ---------------------------------  -------------------
                                                                                          Asset
                                                     Equity-Income  Growth    Overseas   Manager  Contrafund
                                                       Portfolio   Portfolio  Portfolio Portfolio Portfolio
                                                     ------------- ---------  --------- --------- ----------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...................  $    9,659     (14,843)   19,047     8,584      1,982
  Net realized gain (loss)..........................      (1,181)    (86,266)  (16,258)   (1,689)   (34,632)
  Unrealized appreciation (depreciation) on
   investments......................................     (74,747)   (311,951) (106,967)  (21,812)  (411,614)
  Capital gain distributions........................      56,980     156,196    36,099     3,985     85,875
                                                      ----------   ---------  --------   -------  ---------
   Increase (decrease) in net assets from
    operations......................................      (9,289)   (256,864)  (68,079)  (10,932)  (358,389)
                                                      ----------   ---------  --------   -------  ---------
From capital transactions:
  Net premiums......................................     299,726     137,754    45,856   (24,849)   116,351
  Transfers (to) from the general account of
   GE Capital Life:
   Death Benefits...................................     (13,573)    (23,610)   (7,925)       --     (2,483)
   Surrenders.......................................     (42,944)    (65,426)  (23,634)   (9,303)   (65,217)
   Administrative expenses (note 3).................        (293)       (793)     (222)      (71)      (941)
   Transfer gain (loss) and transfer fees (note 3)..      (1,994)     (2,594)     (160)     (244)       (68)
  Transfers (to) from the Guarantee Account.........     228,122     393,132    32,688    82,691    305,478
  Interfund transfers...............................     346,197      31,682   129,021     2,137    (33,935)
                                                      ----------   ---------  --------   -------  ---------
   Increase (decrease) in net assets from capital
    transactions....................................     815,241     470,145   175,624    50,361    319,185
                                                      ----------   ---------  --------   -------  ---------
Increase (decrease) in net assets...................     805,952     213,281   107,545    39,429    (39,204)
Net assets at beginning of year.....................   1,099,854   2,272,723   455,764   289,578  3,281,126
                                                      ----------   ---------  --------   -------  ---------
Net assets at end of period.........................  $1,905,806   2,486,004   563,309   329,007  3,241,922
                                                      ==========   =========  ========   =======  =========

                                                        Variable Insurance
                                                        Products Fund III
                                                     -----------------------
                                                     Growth &      Growth
                                                      Income    Opportunities
                                                     Portfolio    Portfolio
                                                     ---------  -------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...................     4,161      (2,644)
  Net realized gain (loss)..........................   (11,110)    (11,180)
  Unrealized appreciation (depreciation) on
   investments......................................   (92,706)    (57,667)
  Capital gain distributions........................    37,400          --
                                                     ---------     -------
   Increase (decrease) in net assets from
    operations......................................   (62,255)    (71,491)
                                                     ---------     -------
From capital transactions:
  Net premiums......................................   102,139      92,651
  Transfers (to) from the general account of
   GE Capital Life:
   Death Benefits...................................        --          --
   Surrenders.......................................   (70,985)     (1,916)
   Administrative expenses (note 3).................      (217)       (238)
   Transfer gain (loss) and transfer fees (note 3)..       589        (156)
  Transfers (to) from the Guarantee Account.........   133,867      82,342
  Interfund transfers...............................   169,967     (30,528)
                                                     ---------     -------
   Increase (decrease) in net assets from capital
    transactions....................................   335,360     142,155
                                                     ---------     -------
Increase (decrease) in net assets...................   273,105      70,664
Net assets at beginning of year.....................   931,374     761,762
                                                     ---------     -------
Net assets at end of period......................... 1,204,479     832,426
                                                     =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)

                                                                                       Janus Aspen Series
                                                       ---------------------------------------------------------------------
                                                                   Aggressive             Worldwide  Flexible  International
                                                       Balanced      Growth     Growth     Growth     Income      Growth
                                                       Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                                       ----------  ----------  ---------  ---------  --------- -------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..................... $  (40,121)    (35,651)   (27,267)   (26,875)   (1,037)     (16,002)
  Net realized gain (loss)............................   (101,692)   (522,762)  (123,393)  (175,988)      365     (108,871)
  Unrealized appreciation (depreciation) on
   investments........................................   (177,195) (1,135,465)  (382,702)  (401,450)   (2,676)    (304,374)
  Capital gain distributions..........................     70,404          --      8,668      7,865     5,490       13,718
                                                       ----------  ----------  ---------  ---------   -------    ---------
   Increase (decrease) in net assets from operations..   (248,604) (1,693,878)  (524,694)  (596,448)    2,142     (415,529)
                                                       ----------  ----------  ---------  ---------   -------    ---------
From capital transactions:
  Net premiums........................................    441,910     236,906    368,743    184,911    76,554      187,474
  Transfers (to) from the general account of
   GE Capital Life:
   Death Benefits.....................................    (10,600)    (16,383)        --         --        --       (9,847)
   Surrenders.........................................   (173,742)   (112,919)   (77,835)   (91,894)   (3,290)     (56,506)
   Administrative expenses (note 3)...................       (992)     (1,863)    (1,089)    (1,007)      (20)        (763)
   Transfer gain (loss) and transfer fees (note 3)....     (1,495)       (145)     1,747     (1,709)      (48)         567
  Transfers (to) from the Guarantee Account...........    250,092     344,274    226,164    368,379     5,355      141,377
  Interfund transfers.................................   (434,599)   (261,019)  (231,961)  (394,206)   16,370     (127,386)
                                                       ----------  ----------  ---------  ---------   -------    ---------
   Increase (decrease) in net assets from capital
    transactions......................................     70,574     188,851    285,769     64,474    94,921      134,916
                                                       ----------  ----------  ---------  ---------   -------    ---------
Increase (decrease) in net assets.....................   (178,030) (1,505,027)  (238,925)  (531,974)   97,063     (280,613)
Net assets at beginning of year.......................  5,688,763   6,085,156  4,026,946  4,126,203    98,756    2,388,959
                                                       ----------  ----------  ---------  ---------   -------    ---------
Net assets at end of period........................... $5,510,733   4,580,129  3,788,021  3,594,229   195,819    2,108,346
                                                       ==========  ==========  =========  =========   =======    =========


                                                         Capital
                                                       Appreciation
                                                        Portfolio
                                                       ------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).....................    (40,025)
  Net realized gain (loss)............................   (150,407)
  Unrealized appreciation (depreciation) on
   investments........................................   (740,171)
  Capital gain distributions..........................     41,045
                                                        ---------
   Increase (decrease) in net assets from operations..   (889,558)
                                                        ---------
From capital transactions:
  Net premiums........................................    246,932
  Transfers (to) from the general account of
   GE Capital Life:
   Death Benefits.....................................    (27,044)
   Surrenders.........................................    (78,128)
   Administrative expenses (note 3)...................     (1,551)
   Transfer gain (loss) and transfer fees (note 3)....        700
  Transfers (to) from the Guarantee Account...........    358,007
  Interfund transfers.................................   (422,817)
                                                        ---------
   Increase (decrease) in net assets from capital
    transactions......................................     76,099
                                                        ---------
Increase (decrease) in net assets.....................   (813,459)
Net assets at beginning of year.......................  6,095,767
                                                        ---------
Net assets at end of period...........................  5,282,308
                                                        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                        Six months ended June 30, 2001
                                  (Unaudited)


                                                                               PBHG Insurance Series      Goldman Sachs
                                                        Alger American Fund         Fund, Inc.       Variable Insurance Trust
                                                     ------------------------  --------------------  -----------------------
                                                         Small                 PBHG Large    PBHG                   Mid Cap
                                                     Capitalization  Growth    Cap Growth  Growth II Growth and      Value
                                                       Portfolio    Portfolio  Portfolio   Portfolio Income Fund     Fund
                                                     -------------- ---------   ---------- ---------   ----------- ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...................   $  (5,700)      (5,482)    (7,504)    (5,585)    (2,468)       (7,334)
  Net realized gain (loss)..........................     (71,217)     (11,044)   (32,486)   (30,067)    (5,105)       26,123
  Unrealized appreciation (depreciation)
   on investments...................................    (135,503)    (204,340)  (177,603)  (246,323)   (17,445)       57,691
  Capital gain distributions........................          --      151,941         --         --         --            --
                                                       ---------    ---------   ---------  --------    -------     ---------
   Increase (decrease) in net assets
    from operations.................................    (212,420)     (68,925)  (217,593)  (281,975)   (25,018)       76,480
                                                       ---------    ---------   ---------  --------    -------     ---------
From capital transactions:
  Net premiums......................................      57,550      141,848    134,323     75,129     53,484       136,313
  Transfers (to) from the general account of
   GE Capital Life:
   Surrenders.......................................     (22,924)     (17,414)   (12,212)      (671)   (22,327)       (4,444)
   Administrative expenses (note 3).................        (221)        (330)      (226)      (420)       (47)         (142)
   Transfer gain (loss) and transfer fees (note 3)..        (332)        (210)       284       (287)         4         3,571
  Transfers (to) from the Guarantee Account.........      90,930       48,168     87,141     28,463     19,527        55,211
  Interfund transfers...............................      85,482       64,935    (86,614)   (17,723)    (8,687)       33,379
                                                       ---------    ---------   ---------  --------    -------     ---------
   Increase (decrease) in net assets from
    capital transactions............................     210,485      236,997    122,696     84,491     41,954       223,888
                                                       ---------    ---------   ---------  --------    -------     ---------
Increase (decrease) in net assets...................      (1,935)     168,072    (94,897)  (197,484)    16,936       300,368
Net assets at beginning of year.....................     910,008    1,078,685  1,149,832    966,368    355,498       923,874
                                                       ---------    ---------   ---------  --------    -------     ---------
Net assets at end of period.........................   $ 908,073    1,246,757  1,054,935    768,884    372,434     1,224,242
                                                       =========    =========   =========  ========    =======     =========

                                                          Salomon Brothers
                                                              Variable
                                                          Series Fund Inc.
                                                     --------------------------
                                                     Strategic           Total
                                                       Bond    Investors Return
                                                       Fund      Fund     Fund
                                                     --------- --------- ------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...................    (181)    (1,304)   (583)
  Net realized gain (loss)..........................      --     (2,604)     10
  Unrealized appreciation (depreciation)
   on investments...................................     262     (2,971) (1,012)
  Capital gain distributions........................      --      2,984      --
                                                      ------    -------  ------
   Increase (decrease) in net assets
    from operations.................................      81     (3,895) (1,585)
                                                      ------    -------  ------
From capital transactions:
  Net premiums......................................  11,157     44,922  31,209
  Transfers (to) from the general account of
   GE Capital Life:
   Surrenders.......................................      --     (2,001)   (850)
   Administrative expenses (note 3).................      --        (47)     (8)
   Transfer gain (loss) and transfer fees (note 3)..       2       (194)     (1)
  Transfers (to) from the Guarantee Account.........  33,378     20,023   4,199
  Interfund transfers...............................  15,373    134,623  25,205
                                                      ------    -------  ------
   Increase (decrease) in net assets from
    capital transactions............................  59,910    197,326  59,754
                                                      ------    -------  ------
Increase (decrease) in net assets...................  59,991    193,431  58,169
Net assets at beginning of year.....................   7,693     66,349  31,096
                                                      ------    -------  ------
Net assets at end of period.........................  67,684    259,780  89,265
                                                      ======    =======  ======

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)

(1) Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

  (a) Unit Class

   There are three unit classes included in the Account. Type I units are sold under policy form P1066. Type II and Type III units are sold under policy form NY1155. Type II and Type III unit sales began in May 2001; however, no policies were sold as of the end of the reporting period.

  (b) Investments

   Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2001 were:

                                                Cost of     Proceeds from
       Fund/Portfolio                       Shares Acquired  Shares Sold
       --------------                       --------------- -------------
       GE Investment Funds, Inc.:
        S&P 500 Index Fund.................   $1,469,481     $  705,124
        Money Market Fund..................    3,430,047      2,270,413
        Total Return Fund..................      240,189         15,373
        International Equity Fund..........      182,360          7,198
        Real Estate Securities Fund........      153,474         80,390
        Global Income Fund.................      109,088         33,593
        Mid-Cap Value Equity Fund..........      218,656        135,932
        Income Fund........................      518,120         75,663
        U.S. Equity Fund...................    1,548,701         57,466
        Premier Growth Equity Fund.........    1,500,556        115,484
       Variable Insurance Products Fund:
        Equity-Income Portfolio............    1,046,901        164,628
        Growth Portfolio...................      879,616        269,197
        Overseas Portfolio.................      291,853         52,340
       Variable Insurance Products Fund II:
        Asset Manager Portfolio............       82,055         19,091
        Contrafund Portfolio...............      586,001        168,551

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                    Cost of     Proceeds from
   Fund/Portfolio                               Shares Acquired  Shares Sold
   --------------                               --------------- -------------
   Variable Insurance Products Fund III:
    Growth & Income Portfolio..................   $  478,925     $  101,833
    Growth Opportunities Portfolio.............      177,705         38,545
   Oppenheimer Variable Account Funds:
    High Income Fund/VA........................      448,329         36,333
    Bond Fund/VA...............................      424,313        121,114
    Aggressive Growth Fund/VA..................      531,949        185,085
    Capital Appreciation Fund/VA...............      719,884        125,904
    Multiple Strategies Fund/VA................      535,106        107,165
   Federated Insurance Series:
    American Leaders Fund II...................      120,572         15,051
    Utility Fund II............................      140,285         19,580
    High Income Bond Fund II...................       73,285         39,236
   Janus Aspen Series:
    Balanced Portfolio.........................    1,155,961      1,054,859
    Aggressive Growth Portfolio................      762,445        601,419
    Growth Portfolio...........................      702,147        435,349
    Worldwide Growth Portfolio.................      615,133        570,050
    Flexible Income Portfolio..................      142,887         43,471
    International Growth Portfolio.............      471,332        338,711
    Capital Appreciation Portfolio.............      709,098        632,852
   Alger American Fund:
    Small Capitalization Portfolio.............      319,767        106,571
    LargeCap Growth Portfolio..................      434,927         51,342
   PBHG Insurance Series Fund, Inc.:
    PBHG Large Cap Growth Portfolio............      240,154        124,942
    PBHG Growth II Portfolio...................      133,544         54,660
   Goldman Sachs Variable Insurance Trust:
    Growth and Income Fund.....................       86,693         47,185
    Mid Cap Value Fund.........................      401,472        184,766
   Salomon Brothers Variable Series Funds Inc.:
    Strategic Bond Fund........................       59,908            160
    Investors Fund.............................      277,561         78,477
    Total Return Fund..........................       62,080          2,885

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (c) Capital Transactions

   The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 2001 is as follows:

                                                                            GE Investments Funds, Inc.
                                                                --------------------------------------------------
                                                                S&P 500  Money    Total   International Real Estate
                                                                 Index   Market   Return     Equity     Securities
                                                                 Fund     Fund     Fund       Fund         Fund
                                                                -------  -------  ------  ------------- -----------
Units outstanding at December 31, 2000......................... 548,997  404,982  32,122     15,089        6,527
                                                                -------  -------  ------     ------       ------
From capital transactions:
   Net premiums................................................  50,380  104,345   9,714     15,195        3,966
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................    (792)  (4,434)     --         --           --
       Surrenders.............................................. (16,319)  (7,223)   (224)      (137)         (62)
       Administrative expenses.................................    (183)     (35)    (14)        (3)          (1)
   Transfers (to) from the Guarantee Account...................  67,842  (85,460)  5,903      1,301          640
   Interfund transfers......................................... (28,156)  53,839   3,991      1,482        1,507
                                                                -------  -------  ------     ------       ------
Net increase (decrease) in units from capital transactions.....  72,772   61,032  19,370     17,838        6,050
                                                                -------  -------  ------     ------       ------
Units outstanding at June 30, 2001............................. 621,769  466,014  51,492     32,927       12,577
                                                                =======  =======  ======     ======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                      GE Investments Funds, Inc. (continued)
                                                                --------------------------------------------------
                                                                Global    Mid-Cap             U.S.       Premier
                                                                Income  Value Equity Income  Equity   Growth Equity
                                                                 Fund       Fund      Fund    Fund        Fund
                                                                ------  ------------ ------  -------  -------------
Units outstanding at December 31, 2000......................... 12,577     31,995    34,234   55,479      28,080
                                                                ------     ------    ------  -------     -------
From capital transactions:
   Net premiums................................................  6,283      9,417    13,814  131,940     184,187
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................   (561)        --        --       --          --
       Surrenders..............................................    (68)      (255)     (690)  (1,144)     (1,063)
       Administrative expenses.................................     (2)        (8)       (6)      (8)         --
   Transfers (to) from the Guarantee Account...................  1,080      3,104     3,452    5,493       2,316
   Interfund transfers.........................................  1,431     (5,230)   23,094   (1,920)       (906)
                                                                ------     ------    ------  -------     -------
Net increase (decrease) in units from capital transactions.....  8,163      7,028    39,664  134,361     184,534
                                                                ------     ------    ------  -------     -------
Units outstanding at June 30, 2001............................. 20,740     39,023    73,898  189,840     184,534
                                                                ======     ======    ======  =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                        Oppenheimer Variable Account Funds
                                                                --------------------------------------------------
                                                                 High            Aggressive   Capital     Multiple
                                                                Income   Bond      Growth   Appreciation Strategies
                                                                Fund/VA Fund/VA   Fund/VA     Fund/VA     Fund/VA
                                                                ------- -------  ---------- ------------ ----------
Units outstanding at December 31, 2000......................... 44,986   98,135   101,978      74,496      27,674
                                                                ------  -------   -------     -------      ------
From capital transactions:
   Net premiums................................................  5,537    7,969    11,761      26,194       9,792
   Transfers (to) from the general account of GE Capital Life:
       Death benefits.......................................... (1,258)    (696)     (448)       (644)       (240)
       Surrenders..............................................   (685)  (7,084)   (1,994)       (970)     (1,371)
       Administrative expenses.................................     (7)     (10)      (36)        (33)         (5)
   Transfers (to) from the Guarantee Account...................  8,377    7,308     5,220      12,094      12,169
   Interfund transfers......................................... 25,574   13,453    (3,817)     (3,323)     12,848
                                                                ------  -------   -------     -------      ------
Net increase (decrease) in units from capital transactions..... 37,538   20,940    10,686      33,318      33,193
                                                                ------  -------   -------     -------      ------
Units outstanding at June 30, 2001............................. 82,524  119,075   112,664     107,814      60,867
                                                                ======  =======   =======     =======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  Goldman Sachs
                                                                Variable Insurance      Salomon Brothers
                                                                      Trust        Variable Series Fund Inc.
                                                                -----------------  -------------------------
                                                                Growth and Mid-Cap Strategic           Total
                                                                  Income    Value    Bond    Investors Return
                                                                   Fund     Fund     Fund      Fund     Fund
                                                                ---------- ------- --------- --------- ------
Units outstanding at December 31, 2000.........................   38,144   76,039      727     5,580   2,869
                                                                  ------   ------    -----    ------   -----
From capital transactions:
   Net premiums................................................    5,884   11,265    1,029     3,764   2,904
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................       --       --       --        --      --
       Surrenders..............................................   (2,456)    (367)      --      (168)    (79)
       Administrative expenses.................................       (5)     (12)      --        (4)     (1)
   Transfers (to) from the Guarantee Account...................    2,148    4,562    3,077     1,677     391
   Interfund transfers.........................................     (956)   2,758    1,417    11,279   2,345
                                                                  ------   ------    -----    ------   -----
Net increase (decrease) in units from capital transactions.....    4,615   18,206    5,523    16,548   5,560
                                                                  ------   ------    -----    ------   -----
Units outstanding at June 30, 2001.............................   42,759   94,245    6,250    22,128   8,429
                                                                  ======   ======    =====    ======   =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                     Variable Insurance
                                                                Variable Insurance Products Fund      Products Fund II
                                                                -------------------------------     -------------------
                                                                 Equity-                              Asset
                                                                 Income       Growth    Overseas     Manager  Contrafund
                                                                Portfolio    Portfolio  Portfolio   Portfolio Portfolio
                                                                 ---------    ---------   --------- --------- ----------
Units outstanding at December 31, 2000.........................   97,160      171,139    42,476      26,838    269,165
                                                                 -------      -------     ------     ------    -------
From capital transactions:
   Net premiums................................................   27,111       10,955     4,503      (2,462)    10,299
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................   (1,228)      (1,877)     (778)         --       (220)
       Surrenders..............................................   (3,884)      (5,203)   (2,321)       (921)    (5,773)
       Administrative expenses.................................      (27)         (63)      (22)         (7)       (83)
   Transfers (to) from the Guarantee Account...................   20,633       31,262     3,210       8,190     27,040
   Interfund transfers.........................................   31,313        2,519    12,668         212     (3,004)
                                                                 -------      -------     ------     ------    -------
Net increase (decrease) in units from capital transactions.....   73,918       37,593    17,260       5,012     28,259
                                                                 -------      -------     ------     ------    -------
Units outstanding at June 30, 2001.............................  171,078      208,732    59,736      31,850    297,424
                                                                 =======      =======     ======     ======    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  Variable Insurance
                                                                   Products Fund III    Federated Insurance Series
                                                                ----------------------  -------------------------
                                                                                                    High
                                                                Growth &     Growth     American   Income
                                                                 Income   Opportunities Leaders     Bond    Utility
                                                                Portfolio   Portfolio   Fund II    Fund II  Fund II
                                                                --------- -------------  --------   ------- -------
Units outstanding at December 31, 2000.........................   83,757     82,621      72,357    33,465   49,970
                                                                 -------     ------      ------     ------  ------
From capital transactions:
   Net premiums................................................    9,680     11,115       1,928     2,266    4,836
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................       --         --          --        --     (513)
       Surrenders..............................................   (6,727)      (230)       (320)   (1,371)    (273)
       Administrative expenses.................................      (21)       (29)        (28)       (4)     (10)
   Transfers (to) from the Guarantee Account...................   12,686      9,877       5,094       853    6,813
   Interfund transfers.........................................   16,107     (3,662)      2,024    (1,060)     198
                                                                 -------     ------      ------     ------  ------
Net increase (decrease) in units from capital transactions.....   31,725     17,071       8,698       684   11,051
                                                                 -------     ------      ------     ------  ------
Units outstanding at June 30, 2001.............................  115,482     99,692      81,055    34,149   61,021
                                                                 =======     ======      ======     ======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                  Alger American Fund    PBHG Insurance Series Fund, Inc.
                                                                -----------------------  -------------------------------
                                                                                           PBHG
                                                                    Small      LargeCap  Large Cap      PBHG
                                                                Capitalization  Growth    Growth      Growth II   Balanced
                                                                  Portfolio    Portfolio Portfolio    Portfolio   Portfolio
                                                                -------------- ---------   ---------    ---------  ---------
Units outstanding at December 31, 2000.........................     86,750       87,912   68,280       59,141      422,015
                                                                   -------      -------    ------       ------     -------
From capital transactions:
   Net premiums................................................      6,476       11,756    8,596        5,187       25,644
   Transfers (to) from the general account of GE Capital Life:
       Death benefits..........................................         --           --       --           --         (615)
       Surrenders..............................................     (2,579)      (1,443)    (782)         (46)     (10,082)
       Administrative expenses.................................        (25)         (27)     (14)         (29)         (58)
   Transfers (to) from the Guarantee Account...................     10,231        3,992    5,577        1,965       14,512
   Interfund transfers.........................................      9,618        5,382   (5,543)      (1,224)     (25,219)
                                                                   -------      -------    ------       ------     -------
Net increase (decrease) in units from capital transactions.....     23,721       19,660    7,834        5,853        4,182
                                                                   -------      -------    ------       ------     -------
Units outstanding at June 30, 2001.............................    110,471      107,572   76,114       64,994      426,197
                                                                   =======      =======    ======       ======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                       Janus Aspen Series
                                               ------------------------------------------------------------------
                                               Aggressive           Worldwide Flexible  International   Capital
                                                 Growth    Growth    Growth    Income      Growth     Appreciation
                                               Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                                               ---------- --------- --------- --------- ------------- ------------
Units outstanding at December 31, 2000........  352,967    301,644   308,617    9,195      172,488      399,985
                                                -------    -------   -------   ------      -------      -------
From capital transactions:
   Net premiums...............................   13,931     27,999    11,727    6,990       12,276       11,636
   Transfers (to) from the general account of
     GE Capital Life:
       Death benefits.........................     (963)        --        --       --         (645)      (1,274)
       Surrenders.............................   (6,640)    (5,910)   (5,828)    (300)      (3,700)      (3,682)
       Administrative expenses................     (110)       (83)      (64)      (2)         (50)         (73)
   Transfers (to) from the Guarantee Account..   20,243     17,173    23,361      489        9,257       16,870
   Interfund transfers........................  (15,348)   (17,613)  (24,999)   1,495       (8,341)     (19,924)
                                                -------    -------   -------   ------      -------      -------
Net increase (decrease) in units from capital
  transactions................................   11,113     21,566     4,197    8,672        8,797        3,553
                                                -------    -------   -------   ------      -------      -------
Units outstanding at June 30, 2001............  364,080    323,210   312,814   17,867      181,285      403,538
                                                =======    =======   =======   ======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (d) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

  (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

   GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The basis points charged to cover administrative expenses and M&E charges are assessed through the daily unit value calculation. The stated dollar fee, charged to cover certain administrative expenses, is assessed by surrendering units.

   Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

   Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.